STATUTORY RESERVES	12 Months Ended
Dec. 31, 2025
STATUTORY RESERVES
STATUTORY RESERVES

(17)STATUTORY RESERVES

In accordance with the relevant laws and regulations of the PRC, the Company’s PRC consolidated entities are required to transfer 10% of their respective after-tax profit, as determined in accordance with PRC accounting standards and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the respective entity. The transfer to this general reserve fund must be made before any distribution of dividends. As of December 31, 2024 and 2025, the PRC consolidated entities had accumulated statutory reserve balances of RMB 25,671,341 and RMB 25,671,341, respectively, which is restricted for distribution to the Company.